Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

July 14, 2026

Eileen Smiley

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 760 (the “Fund”)

(File No. 333-296821) (CIK# 2062428)

Ms. Smiley:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on June 16, 2026. We received a comment from the staff of the Commission requesting that we make certain changes to the Registration Statement. We have addressed the comment herein and the prospectus has been revised in accordance with the comment of the staff. The following is our response to the staff’s comment:

Comment 1: The comment noted the second sentence of the third paragraph in the section entitled “Risk Considerations — Municipal Bonds” references only closed-end funds. Given that the Trust will invest in ETFs in addition to closed-end funds, please modify this disclosure, and any other applicable disclosure, as necessary. In accordance with the staff’s comment, the disclosure has been updated accordingly.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 10, 2026, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP